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                [Transamerica Life Insurance Company Letterhead]

September 11, 2002

VIA EDGAR

____________________________________

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Separate Account VA K
     File No. 811- 10617, CIK 0001143311
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), Separate Account VA K, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual reports for the following underlying management investment companies: AEGON/Transamerica Series Fund, Inc., AIM Variable Insurance Funds, Alliance Variable Products Series Fund, Inc., Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS(R) Variable Insurance Trust(SM), Nations Separate Account Trust, Oppenheimer Variable Account Funds, Putnam Variable Trust and Variable Insurance Products Fund. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

..     On August 28, 2002, AEGON/Transamerica Series Fund, Inc., filed its semi-annual report with the Commission via EDGAR (CIK: 0000778207);

..     On August 16, 2002, AIM Variable Insurance Funds filed its semi-annual report with the Commission via EDGAR (CIK: 0000896435);

..     On August 19, 2002, Alliance Variable Products Series Fund, Inc. - Class B
      filed its semi-annual report with the Commission via EDGAR (CIK:
      0000825316);

..     On August 27, 2002, Franklin Templeton Variable Insurance Products Trust -
      Class 2 filed its semi-annual report with the Commission via EDGAR (CIK:
      0000837274);

..     On August 21, 2002, Janus Aspen Series - Service Shares filed its semi-annual report with the Commission via EDGAR (CIK: 0000906185);

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Securities and Exchange Commission
September 11, 2002
Page 2


..     On August 16 and 19, 2002, MFS(R)Variable Insurance TrustSM filed its semi-annual report with the Commission via EDGAR (CIK: 0000918571);

..     On September 3, 2002, Nations Separate Account Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0001047987);

..     On August 29th, September 4th and September 5th, 2002, Oppenheimer
      Variable Account Funds filed its semi-annual report with the Commission via EDGAR (CIK: 0000752737);

..     On August 23, 2002, Putnam Variable Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000822671);

..     On August 20, 2002, Variable Insurance Products Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000356494); and

..     On August 20, 2002, Variable Insurance Products Fund III filed its semi-annual report with the Commission via EDGAR (CIK: 0000927384)

To the extent necessary, these filings are incorporated herein by reference.



Very truly yours,

Transamerica Life Insurance Company

/s/ Frank A. Camp

Frank A. Camp
Division General Counsel
Financial Markets Group